Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Parenthetical) (Detail) - USD ($) $ in Millions		Jun. 30, 2026		Jun. 30, 2025
Disclosure of financial liabilities [line items]
Input taxes		$ 88		$ 90
Lease liabilities due for payment	[1]	4,532		3,993
Other financial liabilities, contractual amount		360	[2]	549
Later than ten years [member]
Disclosure of financial liabilities [line items]
Lease liabilities due for payment		$ 734		$ 820

[1]	Lease liabilities due for payment in more than five years includes US$734 million (2025: US$820 million) due for payment in more than ten years.
[2]	Excludes other financial liabilities associated with the Antamina silver streaming agreement, as future repayments are not based on fixed contractual amounts but variable and linked to Antamina's future production.